Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of operating and finance leases assets and liabilities

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Lease assets and liabilities
Operating lease assets, net	$37,981	$16,603
Finance lease assets, net	15,432	40,454

Operating lease liabilities – current	$24,437	$9,223
Operating lease liabilities – noncurrent	14,301	7,564
Operating lease liabilities – total	$38,738	$16,787

Finance lease liabilities – current	$11,979	$11,053
Finance lease liabilities – noncurrent	53,658	56,559
Finance lease liabilities – total	$65,637	$67,612

Schedule of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases

Components of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases consist of the following:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Lease expenses
Operating lease expenses – SG&A portion	$13,225	$21,874	$23,089
Finance lease expenses
Depreciation expense of leased assets	26,351	50,426	17,625
Interest expense of finance lease	$1,564	$3,420	$2,306

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$12,683	$22,959	$23,039
Operating cash flows – finance leases	1,564	3,420	2,306
Financing cash flows – finance leases	$5,562	$10,216	$41,328

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$31,350	$15,359	$-

Weighted average remaining lease term (in years)
Operating leases	1.51	1.01	1.00
Finance leases	4.91	5.41	3.25

Average discount rate
Operating leases	8.72%	7.74%	5.77%
Finance leases	4.67%	4.67%	4.63%

Schedule of future minimum payments under operating and finance leases

Future minimum payments under operating and finance leases consist of the following:

	Operating Leases	Finance Leases
Future minimum lease payments
Period ended June 30, 2026	$26,833	$14,758
Period ended June 30, 2027	14,695	14,758
Period ended June 30, 2028	-	14,758
Period ended June 30, 2029	-	14,758
Period ended June 30, 2030	-	14,346
Total	$41,528	$73,378
Less: Interest	(2,790)	(7,741)
Present value of lease liabilities	$38,738	$65,637